Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Preferred shares, par value	$ 0.01	$ 0.01	$ 0.01
Preferred shares, authorized	250,000,000	250,000,000	250,000,000
Preferred shares, issued	0	0	0
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Common shares, authorized	500,000,000	500,000,000	500,000,000
Common shares, issued	190,613,135	192,825,207	198,794,052
Common shares, outstanding	190,613,135	192,825,207	198,794,052